PREPAID EXPENSES AND DEPOSITS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses And Deposits
PREPAID EXPENSES AND DEPOSITS

NOTE 3 – PREPAID EXPENSES AND DEPOSITS

During the three and nine months ended September 30, 2023 and the year ended December 31, 2022, and in association with the Master Services Agreement and Statement of Work with our related party Contracted Pharmacy, the Company prepays the related party Contracted Pharmacy as a retainer to be credited towards future product sales. As of September 30, 2023 and December 31, 2022, the balance was $84,382 and $11,745, respectively

Additionally, the Company signed a lease agreement for office space, effective October 1, 2022, which included an initial security deposit of $16,942.

NOTE 3 – PREPAID EXPENSES

During the year ended December 31, 2022, and in association with the Master Services Agreement and Statement of Work with our related party Contracted Pharmacy, the Company prepaid the related party Contracted Pharmacy $15,000 as a retainer to be credited towards future product sales. As of December 31, 2022 and December 31, 2021, the balance was $11,745 and $0. respectively. Additionally, the Company has signed a lease agreement for office space, effective October 1, 2022. The initial security deposit was $16,942.